Other Non-Current Assets - Summary of Other Non-Current Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Other Non Current Assets [Abstract]
Prepaid expenses	$ 402	$ 85
Total	$ 402	$ 85